CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (3,193)	$ 1,086	$ (6,066)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation	100	43	162
Amortization	36	12	111
Stock-based compensation	3	(7)	9
Gain on disposal of subsidiary and equity investments			(849)
Impairment loss on property and equipment			471
Impairment losses on intangible assets			57
Impairment losses on prepaid licensing and royalty fees	244		1,386
Bad debt	23	127	35
Gains on disposals of property, plant and equipment - net		(1)	(751)
Gains on disposal of marketable securities		(2)
Net loss on equity investments		24	1,731
Impairment losses on marketable securities and investments		52
Deferred income tax benefits		(1,672)	(41)
Net changes in:
Accounts receivable	205	14	341
Prepaid expenses	267	137	(12)
Other current assets	35	(6)	49
Prepaid licensing and royalty fees	(220)	561	(2,167)
Prepaid pension assets	14	(9)	46
Accounts payable	(210)	48	(24)
Accrued compensation	(378)	339	(331)
Accrued expenses	(895)	(1,670)	1,071
Other current liabilities	55	(186)	(916)
Net cash used in operating activities	(3,914)	(1,110)	(5,688)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash dividends received from investees			1,438
Proceeds from disposals of marketable securities		2
Carrying amount of cash from divestiture of business			(482)
Purchases of property, plant and equipment	(66)	(192)	(496)
Proceeds from disposals of property, plant and equipment		1	1,950
Proceeds from disposals of subsidiary and equity investments		1,058	872
Increase in intangible assets	(61)	(11)	(86)
Decrease in refundable deposits	11	37	27
Other	26	40	30
Net cash provided by (used in) investing activities	(90)	935	3,253
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from short-term borrowings		986
Repayments of short-term borrowings		(3,617)	(3,722)
Other			(10)
Net cash used in financing activities		(2,631)	(3,732)
Net foreign currency exchange differences on cash, restricted cash and cash equivalents	(347)	772	(54)
NET INCREASE (DECREASE) IN CASH, RESTRICTED CASH AND CASH EQUIVALENTS	(4,351)	(2,034)	(6,221)
CASH, RESTRICTED CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	64,177	66,211	72,432
CASH, RESTRICTED CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 59,826	64,177	66,211
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Interest paid during the year		35	83
Income tax paid during the year		$ 1	$ 46